Financial instruments - Fair values and risk management - Capital management (Details) $ / shares in Units, € in Thousands					12 Months Ended
	Mar. 04, 2025 USD ($)	Nov. 22, 2023	Jun. 21, 2022 USD ($)	Apr. 07, 2021 USD ($)	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Apr. 30, 2025	Dec. 31, 2024 EUR (€) shares	Oct. 09, 2023 USD ($) agreement vessel shareholder $ / shares	Dec. 31, 2021 USD ($) shares	Jun. 23, 2021 USD ($)	Apr. 07, 2021 EUR (€)	Sep. 11, 2020 USD ($)	Sep. 07, 2018 USD ($)
Disclosure of detailed information about financial instruments [line items]
Notional amount					$ 111,545,000	$ 93,607,000
Linear age adjusted amortization profile	20 years
Number of interdependent agreements | agreement										3
Proportion of ownership interest in subsidiary					100.00%
Facility size					$ 305,000,000.0
Current assets less current liabilities					281,200,000
Aggregate cash					343,800,000
Cash and cash equivalents					$ 38,869,000	$ 429,370,000	$ 179,929,000				$ 152,528,000
Ratio of stockholders' equity to total assets					30.50%				30.50%
Minimum yearly fixed dividend (in USD per share) | $ / shares					$ 0.12
Transfer of treasury shares (in shares) | shares					8,017,162	(450,465)	(105,551)
Number of shares outstanding (in shares) | shares					194,216,835	202,233,997	201,783,532		194,216,835		201,677,981
Treasury shares as percent of shares outstanding					11.73%				11.73%
Golden Ocean Group Limited | Major business combination
Disclosure of detailed information about financial instruments [line items]
Percentage of voting equity interests acquired								49.00%
24 VLCC tankers
Disclosure of detailed information about financial instruments [line items]
Number of shareholders involved in transaction | shareholder										2
Number of vessels sold | vessel										24
Receivables from contracts with customers										$ 2,350,000,000
Euronav NV | CMB
Disclosure of detailed information about financial instruments [line items]
Percentage of ownership interest acquired										0.2612
Share acquired (in usd per share) | $ / shares										$ 18.43
Proportion of ownership interest in subsidiary		49.05%
Percentage of voting equity interests acquired		53.00%
Treasury shares
Disclosure of detailed information about financial instruments [line items]
Transfer of treasury shares (in shares) | shares					(8,017,162)	450,465	105,551
Number of shares outstanding (in shares) | shares					25,807,878	17,790,716	18,241,181		25,807,878		18,346,732
Senior Secured Loans
Disclosure of detailed information about financial instruments [line items]
Aggregate cash and cash equivalents, including undrawn amounts on committed loans					$ 50,000,000.0
Ratio of indebtedness to net capital					5.00%				5.00%
Minimum cash requirement					$ 30,000,000.0
Ratio of stockholders' equity to total assets, minimum					30.00%				30.00%
Ratio of stockholders' equity to total assets					0.305				0.305
Notional amount															$ 200,000,000.0
Change of control, minimum shares acquired					50.00%				50.00%
Secured FSO loan 161.1M
Disclosure of detailed information about financial instruments [line items]
Notional amount			$ 150,000,000		$ 161,100,000
Borrowings term			5 years 3 months
Covenant, minimum debt service ratio			1.1
$$713.0 million facility
Disclosure of detailed information about financial instruments [line items]
Notional amount														$ 713,000,000
Change of control, minimum shares acquired					30.00%				30.00%
Unsecured Revolving loan due 2026
Disclosure of detailed information about financial instruments [line items]
Notional amount				$ 83,100,000									€ 80,000
Borrowings term				3 years
Change of control, minimum shares acquired					30.00%				30.00%
Secured vessels Revolving loan due 2025
Disclosure of detailed information about financial instruments [line items]
Notional amount					$ 200,000,000
Put Option Event Repayment Percentage		1.01
Put Option Event Repayment Premium		0.01
Loan KBC/Belfius Windcat EUR 78M
Disclosure of detailed information about financial instruments [line items]
Minimum cash requirement					20,000,000
Notional amount					78,000,000							$ 77,900,000
Minimum cash and cash equivalents multiplied by CVTs owned | €									€ 45
Minimum cash and cash equivalents multiplied by vessels owned					$ 700,000
Minimum debt to total capitalisation					0.70				0.70
Minimum stockholders' equity requirement					$ 375,000,000
Bridge facility from KBC Bank NV, Crédit Agricole CIB, Société Générale | Entering into significant commitments or contingent liabilities
Disclosure of detailed information about financial instruments [line items]
Facility size	$ 1,400,000,000
Notional amount	$ 1,400,000,000
Borrowings term	9 months
Agreement with Syndicate Banks to Refinance Golden Ocean's Debt | Entering into significant commitments or contingent liabilities
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 2,000,000,000
Borrowings term	5 years
Minimum | Senior Secured Loans
Disclosure of detailed information about financial instruments [line items]
Ratio of fair market value of collateral vessels to aggregate principal amount outstanding on loans					125.00%				125.00%